Finance Income and Finance Costs - Summary of Finance Income and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Income And Finance Costs [Abstract]
Interest expense on long-term debt and amortization of deferred financing fees	$ 45,953	$ 34,967
Interest expense on lease liabilities	13,521	12,443
Interest income and accretion on promissory note	(2,187)	(1,051)
Net change in fair value and accretion expense of contingent considerations	1,932	224
Net foreign exchange gain	(1,471)	(1,237)
Net change in fair value of interest rate derivatives		(488)
Net impact of early repayment of contingent consideration	(1,469)
Other financial expenses	16,739	9,052
Net finance costs	73,018	53,910
Finance income	(5,127)	(2,776)
Finance costs	$ 78,145	$ 56,686